EXPENSES BY NATURE - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Expenses By Nature [Line Items]
Costs of sales	$ 19,107	$ 23,539		$ 23,068
Changed related to the cost of sales	2,035	0		860
Research and development expense	70,369	38,519	[1]	31,786	[1]
Direct Operating Expenses	33,190	12,804		10,832
Impairment losses IFA	4,992	0		(820)
Total general and administrative costs	36,974	24,085	[1]	21,192	[1]
Sales and marketing expense	59,445	$ 51,604	[1]	$ 44,724	[1]
OTL-105
Expenses By Nature [Line Items]
Direct Operating Expenses	13,100
Impairment losses IFA	$ 4,700

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of income and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.